UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08012

Government Obligations Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Government Obligations Portfolio                                                                                                as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 97.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2026	$1,578	$1,597,781
6.50%, with various maturities to 2028	33,597	34,512,033
6.87%, with maturity at 2024	629	654,450
7.00%, with various maturities to 2026	19,186	20,048,422
7.09%, with maturity at 2023	1,691	1,771,296
7.25%, with maturity at 2022	2,481	2,610,430
7.31%, with maturity at 2027	606	633,768
7.50%, with various maturities to 2029	31,867	33,358,126
7.63%, with maturity at 2019	1,044	1,092,673
7.75%, with various maturities to 2018	67	70,996
7.78%, with maturity at 2022	306	327,178
7.85%, with maturity at 2020	828	878,634
8.00%, with various maturities to 2028	30,083	31,854,462
8.13%, with maturity at 2019	1,713	1,839,885
8.15%, with maturity at 2021	545	575,473
8.25%, with various maturities to 2017	518	544,360
8.50%, with various maturities to 2027	13,599	14,556,501
8.75%, with various maturities to 2016	199	202,226
9.00%, with various maturities to 2032	26,397	28,829,938
9.25%, with various maturities to 2017	914	954,816
9.50%, with various maturities to 2026	6,293	6,903,579
9.75%, with various maturities to 2018	264	270,221
11.00%, with maturity at 2015	54	59,623
13.00%, with maturity at 2015	4	3,717
13.50%, with maturity at 2010	20	21,455
15.00%, with maturity at 2011	1	836
		$184,172,879
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$3	$2,819
5.50%, with maturity at 2014	16,861	16,884,527
5.527%, with maturity at 2033 (1)	8,038	8,045,407
5.585%, with maturity at 2022 (1)	3,448	3,450,077
5.59%, with maturity at 2022 (1)	4,030	4,031,466
5.595%, with maturity at 2035 (1)	3,773	3,776,161
5.596%, with maturity at 2026 (1)	2,506	2,508,560
5.615%, with maturity at 2036 (1)	3,868	3,870,312
5.632%, with various maturities to 2035 (1)	57,404	57,462,734
5.644%, with maturity at 2036 (1)	1,556	1,557,277
6.00%, with various maturities to 2024	974	982,425
6.50%, with various maturities to 2029	99,835	102,510,755
6.51%, with maturity at 2025 (2)	712	729,526
7.00%, with various maturities to 2029	44,323	46,077,179
7.25%, with various maturities to 2023	138	140,936

7.50%, with various maturities to 2029	$21,832	$22,945,071
7.75%, with maturity at 2008	11	10,616
7.875%, with maturity at 2021	1,666	1,785,820
7.902%, with maturity at 2030 (2)	78	83,603
8.00%, with various maturities to 2027	27,723	29,589,160
8.25%, with various maturities to 2025	935	981,591
8.33%, with maturity at 2020	1,710	1,836,999
8.50%, with various maturities to 2027	10,254	10,938,222
8.653%, with maturity at 2021 (2)	405	431,162
8.75%, with various maturities to 2017	410	417,861
8.944%, with maturity at 2010 (2)	140	143,985
9.00%, with various maturities to 2030	4,274	4,578,123
9.125%, with maturity at 2011	89	92,572
9.25%, with various maturities to 2016	143	146,772
9.50%, with various maturities to 2030	5,625	6,139,135
9.75%, with maturity at 2019	55	62,396
9.946%, with maturity at 2021 (2)	145	163,377
9.981%, with maturity at 2025 (2)	121	133,649
10.00%, with maturity at 2012	45	47,198
10.105%, with maturity at 2021 (2)	174	195,755
10.188%, with maturity at 2023 (2)	244	273,472
10.369%, with maturity at 2021 (2)	273	304,924
10.409%, with maturity at 2020 (2)	233	255,407
10.862%, with maturity at 2025 (2)	134	148,533
11.00%, with maturity at 2010	13	13,455
11.396%, with maturity at 2019 (2)	209	232,722
11.50%, with maturity at 2012	90	97,625
11.643%, with maturity at 2018 (2)	388	434,344
12.142%, with maturity at 2025 (2)	117	132,799
12.399%, with maturity at 2021 (2)	150	169,194
12.684%, with maturity at 2015 (2)	328	376,934
13.00%, with maturity at 2010	84	87,972
		$335,280,609
Government National Mortgage Assn.:
5.125%, with maturity at 2027 (1)	$1,480	$1,498,409
6.50%, with maturity at 2024	132	134,884
7.00%, with various maturities to 2025	42,050	44,007,150
7.25%, with maturity at 2022	137	144,607
7.50%, with various maturities to 2024	11,000	11,541,002
8.00%, with various maturities to 2027	26,293	28,165,554
8.25%, with various maturities to 2019	267	287,240
8.30%, with maturity at 2020	88	93,444
8.50%, with various maturities to 2018	4,539	4,892,445
9.00%, with various maturities to 2027	14,942	16,424,207
9.50%, with various maturities to 2026	11,575	12,829,760
		$120,018,702

Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	$3,731	$3,845,815
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	1,878	1,888,855
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	5,409	5,438,795
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	19,942	21,021,431
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	567	585,541
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,357	1,405,983
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,130	1,185,444
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	837	859,538
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	2,634	2,749,090
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	4,423	4,706,014
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,142	2,262,611
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	1,756	1,824,789
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	764	836,036
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	962	1,012,396
		$49,622,338
Total Mortgage Pass-Throughs (identified cost, $696,145,483)		$689,094,528

U.S. Treasury Obligations — 1.1%

	Principal
	Amount
Security	(000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,378,128
Total U.S. Treasury Obligations (identified cost, $6,251,072)		$7,378,128

Short-Term Investments — 0.7%

Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.73% (4)	$5,155	$5,154,960
Total Short-Term Investments (at amortized cost, $5,154,960)		$5,154,960
Total Investments — 99.5% (identified cost $707,551,515)		$701,627,616
Other Assets, Less Liabilities — 0.5%		$3,532,808
Net Assets — 100.0%		$705,160,424

(1)	Adjustable rate mortgage.
(2)	Weighted average coupon that resets monthly.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/07	625 U.S. Treasury Note	Long	$68,039,592	$66,718,750	$(1,320,842)

At January 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$716,766,495
Gross unrealized appreciation	$1,607,536
Gross unrealized depreciation	(16,746,415)
Net unrealized depreciation	$(15,138,879)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President

Date:	March 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President

Date:	March 24, 2007

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	March 24, 2007